Cost of Revenues	12 Months Ended
Dec. 31, 2024
Cost of Revenue [Abstract]
Cost of Revenues
14.
COST OF REVENUES

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
	(in thousands)

Operational costs	548,309	696,197	922,604	126,396
Content costs	359,404	396,502	246,348	33,750
Bandwidth and IDC costs	113,150	110,508	122,181	16,739
Tax surcharges	97,379	95,147	85,345	11,692
Depreciation & amortization expenses and others	116,931	113,527	106,742	14,623
	1,235,173	1,411,881	1,483,220	203,200